WP Large Cap Income Plus Fund
		Schedule of Investments
		February 28, 2025 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

Banks
67,500	Bank of America Corporation +			$ 3,111,750
12,900	JPMorgan Chase & Co. +			3,413,985
80,000	Mitsubishi UFJ Financial Group, Inc. - ADR +			1,018,400
25,000	UBS Group AG (Switzerland) +			857,250
38,400	Wells Fargo & Company +			3,007,488
				11,408,873	46.97%

Beverages
1,800	Diageo PLC - ADR +			195,876	0.81%

Biotechnology
340,000	ImmunityBio, Inc. * +			1,118,600	4.60%

Diversified Financial Services
2,400	Berkshire Hathaway Inc. - Class B * +			1,233,192	5.08%

Hotels, Restaurants & Leisure
1,000	McDonald's Corporation +			308,330	1.27%

Oil, Gas & Consumable Fuels
2,000	Chevron Corporation +			317,240
8,600	Exxon Mobil Corporation +			957,438
7,000	Occidental Petroleum Corporation +			341,880
				1,616,558	6.66%

Software
8,650	Microsoft Corporation +			3,433,964	14.14%

Technology Hardware, Storage & Peripherals
20,500	Apple Inc. +			4,957,720	20.41%

Total for Common Stocks (Cost $8,320,995)				24,273,113	99.94%

MONEY MARKET FUNDS
139,321	Federated Hermes Government Obligations Fund - Institutional
	Class 4.21% **			139,321	0.57%
Total for Money Market Funds (Cost $139,321)

PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

CBOE S&P 500 Index *
March 21, 2025 Puts @ $3,800		40	$ 15,200,000	2,900

Total for Options Purchased (Premiums Paid - $3,671)			$ 15,200,000	2,900	0.01%

Total Investment Securities (Cost - $8,463,987)				24,415,334	100.52%

	Liabilities in Excess of Other Assets			(126,771)	-0.52%

	Net Assets			$ 24,288,563	100.00%

ADR - American Depositary Receipt
* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at February 28, 2025.
+ Portion or all of the security is pledged as collateral for options written.

WP Large Cap Income Plus Fund
		Schedule of Options Written
		February 28, 2025 (Unaudited)
Underlying Security				Notional	Fair Value
Expiration Date/Exercise Price		Contracts		Amount

Put Options Written
CBOE S&P 500 Index *
March 20, 2026 Puts @ $4,600		20		$ 9,200,000	$ 161,700
Total Put Options Written (Premiums Received $143,193)				$ 9,200,000	$ 161,700

* Non-Income Producing Securities.